SHARE CAPITAL AND RESERVES (Details 6)		12 Months Ended
	Oct. 15, 2018 shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2017 shares $ / shares
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance		$ 17.67	$ 3.75
Granted on anti-dilution clause			17.67	3.75
Exercised				3.75
Cancelled		17.67	3.75
Balance		$ 3.39	$ 17.67	$ 3.75
Agents Warrants [Member]
Number Of Other Equity Instruments [Abstract]
Balance | shares		10,737	4,574	4,574
Issued | shares	8,000		8,000
Exercised | shares			(1,837)
Cancelled | shares		2,737
Balance | shares		8,000	10,737	4,574
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance		$ 4.35	$ 1.25	$ 1.25
Issued			5.32
Exercised			1.25
Cancelled		$ 1.25
Balance			$ 4.35	$ 1.25
Share Purchase Warrants [Member]
Number Of Other Equity Instruments [Abstract]
Balance | shares		1,142,598	320,946
Issued | shares		1,000,167	800,000	323,673
Granted on anti-dilution clause | shares			72,800
Exercised | shares		(158,291)	(51,148)	(2,727)
Balance | shares		1,984,474	1,142,598	320,946
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance		$ 6.05	$ 4.36
Issued		2.33	6.65	4.36
Granted on anti-dilution clause			3.32
Exercised		$ 2.33	3.01	3.75
Balance			$ 6.05	$ 4.36